Financial instruments (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Accounts Receivable [Member] Customer Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Government Grants, Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Government Grants, Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Due from Partners and Indirect and Value Added Taxes Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Due from Partners and Indirect and Value Added Taxes Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Unsecured subordinated debentures [Member]	Dec. 31, 2013 Senior financing [Member]	Dec. 31, 2013 Royalty payments [Member] Maximum [Member] CAD	Dec. 31, 2013 Royalty payments [Member] Minimum [Member] USD ($)	Dec. 31, 2013 Royalty payments [Member] Minimum [Member] CAD
Cash And Cash Equivalents, Short-Term Investments And Accounts Receivable	$ 269,919			$ 260,049
Cash, Cash Equivalents, and Short-term Investments, Total	210,604
Debt Instrument, Interest Rate at Period End														2.80%
Royalty Guarantees, Commitments, Amount															1,350	0	0
Contractual Obligations, Annual Royalty Payments as Percentage of Gross Revenue, Option Two																0.00%	0.00%
Contractual Obligation, Revenue for Payment of Royalty		13,500														12,693	0
Contractual Obligations, Annual Royalty Payments															28,189
Concentration Risk, Percentage					88.00%	89.00%	1.00%	1.00%	11.00%	10.00%
Accounts Receivable, Credit Period											90 days	30 days
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	0
Interest Rate Risk, Effect of Change in Exchange Rate by Fifty Basis Point on US Dollar Denominated, Financial Instruments	52
Foreign Currency Risk Effect Of Change In Exchange Rate By Twenty Five Basis Point On Euro Denominated Financial Instruments			1
Foreign Currency Risk Effect Of Change In Exchange Rate By Twenty Five Basis Point On US Dollar Denominated Financial Instruments	$ 528
Debt Instrument, Interest Rate During Period													2.50%